Income Taxes, Components of income tax provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current: [Abstract]
U.S. federal	$ 250	$ 669	$ (774)
Non-U.S.	205	617	399
State	58	75	1
Total current	513	1,361	(374)
Deferred: [Abstract]
U.S. federal	369	(103)	415
Non-U.S.	(12)	(114)	(76)
State	12	19	(8)
Total deferred	369	(198)	331
Provision for (benefit from) income taxes before tax effects of other comprehensive income	882	1,163	(43)
Income taxes [Line Items]
Income tax benefit for carryback of US NOL		364
Proceeds from income tax refund	231	870
Income tax filing refund claim		1,100
Total income tax expense (benefit) in other comprehensive income	1,123	1,295	(153)
Pension and postretirement liabilities [Member]
Income taxes [Line Items]
Tax effects of elements of other comprehensive income	125	67	(10)
Financial derivatives [Member]
Income taxes [Line Items]
Tax effects of elements of other comprehensive income	57	20	(70)
Foreign currency translation [Member]
Income taxes [Line Items]
Tax effects of elements of other comprehensive income	$ 59	$ 45	$ (30)